FUNDAMENTAL FIXED INCOME FUND
                      U.S. GOVERNMENT STRATEGIC INCOME FUND

Dear Shareholder:

The first half of 1997 was a difficult one for fixed income investors. The Fundamental U.S. Government Strategic Income Fund saw its share price drop from $1.43 per share to $1.40 per share in the January-June period. Nevertheless, the Fund registered a total return of 1.71% for the period. For the twelve month period ending June, the Fund's total return was 9.48%, placing it in the top 1% of Government bond funds according to Morningstar Inc.

The year began on a sour note as strength in the economy triggered a new round of inflation jitters. Even the Federal Reserve was affected by inflation fears because in late March the Federal Open Market Committee decided that tighter credit was necessary. The Federal Reserve hiked interest rates modestly, and made it clear that additional increases would be forthcoming unless demand conditions in the economy eased. We have fought this view continuously in recent years, arguing that inflation would remain calm even in the face of steady economic growth.

By late April it seems that market psychology may have finally begun shifting toward a benign view of inflation. Economic growth is continuing unabated, and with signs of inflation still totally absent, the fixed income investment arena has begun to improve. Thus, the Government Fund's share price stabilized in May and June

The U. S. Government Strategic Income Fund regularly uses leverage to enhance the Fund's yield. That is, the Fund borrows in the short end of the market and buys additional higher yielding long term government bonds. It then sells futures and options on government bonds to reduce the Fund's duration. This approach is particularly effective and advantageous when the spread between long and short term interest rates is large, and it is less advantageous as yield differentials narrow. Thus, our strategy became less effective this spring as long term interest rates stabilized while short term rates went up.

Nevertheless, The Fund's yield remained higher than yields offered by ordinary unhedged government bond funds. Going forward, our view is that short term interest rates will remain steady while long term interest rates fluctuate in a fairly narrow range. Thus, the Fund's yield advantage will not expand near term. However, we expect that the economies of scale and reduction in expenses that are likely to accompany the Fund's pending merger with the Tocqueville Family of Funds will result in substantially higher dividends down the road.

Looking ahead then, we expect a relatively calm bond market environment with relatively stable interest rates. We are looking forward to the upcoming merger with the Tocqueville Fund Family, and we thank you for your continued trust.


Sincerely,



Dr. Vincent J. Malanga
President

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Cash .............................................                 $   86,600
  Investment in securities, at value
   (cost $16,393,038) (Notes 5 and 6) ..............                 17,650,955
  Receivables:
    Interest .......................................                    115,347
    Variation margin ...............................                     11,810
                                                                    -----------
        Total assets ...............................                 17,864,712
                                                                    -----------

LIABILITIES
  Options written at value
   (premiums received $79,026) (Note 5) ............                     81,562
  Securities sold subject to repurchase (Note 6) ...                  5,737,312
  Payables:
    Dividends declared .............................                     17,781
    Accrued expenses ...............................                     68,364
                                                                    -----------
        Total liabilities ..........................                  5,905,019
                                                                    -----------

NET ASSETS consisting of:
  Accumulated net realized loss .................... $(17,012,958)
  Unrealized appreciation of securities ............    1,257,917
  Unrealized depreciation of options written .......      (2,536)
  Unrealized depreciation of open future contracts .    (258,971)
  Paid-in-capital applicable to 8,566,774 shares
   of beneficial interest ..........................  27,976,241
                                                     -----------
                                                                    $11,959,693
                                                                    ===========
NET ASSET VALUE PER SHARE ..........................                      $1.40
                                                                          =====



                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income, net of $162,140 of interest expense .            $   839,433

EXPENSES (Notes 2, 3 and 6)
  Investment advisory fees .............................$  46,455
  Custodian and accounting fees ........................   33,262
  Transfer agent fees ..................................   34,659
  Professional fees ....................................  287,066
  Trustees' fees .......................................    1,840
  Printing and postage .................................   10,873
  Interest on bank borrowing ...........................    4,342
  Distribution expenses ................................   15,485
  Other ................................................      874
                                                          434,856
                                                        ---------
Fees waived and expenses reimbursed by manager
  and others ...........................................  (73,416)
                                                        ---------
        Total expenses .................................                361,440
                                                                    -----------
        Net investment income ..........................                477,993
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on:
  Investments ..........................................  424,174
  Future and options on futures ........................  467,443       891,617
                                                        ---------
 Change in unrealized appreciation (depreciation)
  of investments, options and futures contracts
  for the period:
    Investments ........................................ (675,478)
    Open option contracts written ......................  (11,024)
    Open futures contracts ............................. (495,427)   (1,181,929)
                                                        ---------   -----------
 Net loss on investments ...............................               (290,312)
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............            $   187,681
                                                                    ===========



                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Six Months
                                                     Ended
                                                     June          Year Ended
                                                   30, 1997         December
                                                  (Unaudited)       31, 1996
                                                  -----------      ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ....................... $   477,993       $ 1,254,448
  Net realized gain on investments ............     891,617           433,173
  Unrealized appreciation (depreciation)
    on investments, options and futures
    contracts .................................  (1,181,929)       (1,070,217)
                                                -----------       -----------
           Net increase in net assets from
             operations .......................     187,681           617,404

DIVIDENDS PAID TO SHAREHOLDERS FROM
  Investment income ...........................    (477,993)       (1,254,448)

CAPITAL SHARE TRANSACTIONS (Note 4) ...........    (974,362)       (1,332,818)
                                                -----------       -----------
           Total decrease .....................  (1,264,674)       (1,969,862)

NET ASSETS
  Beginning of period .........................  13,224,367        15,194,229
                                                -----------       -----------
  End of period ............................... $11,959,693       $13,224,367
                                                ===========       ===========



                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF CASH FLOWS
Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
    INCREASE (DECREASE) IN CASH
    CASH FLOWS FROM OPERATING ACTIVITIES
       Net increase in net assets from operations ............ $  187,681
    Adjustments to reconcile net increase in net
     assets from operations to net cash provided
     by operating activities:
       Purchase of investment securities ..................... (1,654,959)
       Proceeds on sale of securities ........................  3,683,345
       Premiums received for options written .................    308,455
       Premiums paid to close options written ................   (270,060)
       Increase in interest receivable .......................    (18,683)
       Decrease in variation margin receivable ...............    165,418
       Decrease in accrued expenses ..........................    (48,125)
       Net accretion of discount on securities ...............   (101,627)
       Net realized (gain) loss:
         Investments .........................................   (426,612)
         Options written .....................................    (12,857)
       Unrealized depreciation on securities and options
        written for the period ...............................    686,502
                                                               ----------
           Total adjustments .................................  2,310,797
                                                               ----------
           Net cash provided by operating activities .........  2,498,478
                                                               ----------
    CASH FLOWS FROM FINANCING ACTIVITIES:*
      Net repayments on sale of securities  sold subject to
       repurchase ............................................   (624,676)
      Net  repayments  on note payable .......................   (275,188)
      Proceeds on shares sold ................................    330,033
      Payment on shares  repurchased ......................... (1,659,779)
      Cash  dividends  paid ..................................   (182,268)
                                                               ----------
            Net cash provided by financing activities ........ (2,411,878)
                                                               ----------
            Net increase in cash .............................     86,600
    CASH AT  BEGINNING  OF  PERIOD ...........................       0
                                                               ----------
    CASH AT END OF  PERIOD ................................... $   86,600
                                                               ==========
    *Non-cash financing activities not included herein consist of reinvestment of dividends of $355,384.
     Cash payments for interest expense totaled $5,865 for the period.



STATEMENT OF OPTIONS WRITTEN
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
 Number of                                           Expiration
Contracts++        Options Written                     Month             Value
-----------        ---------------                   ----------          -----
   20       U.S. Treasury Bonds, Call @ $110 ....  September 1997      $39,375
   45       U.S. Treasury Bonds, Call @ $112 ....  September 1997       42,187
                                                                       -------
                                                                       $81,562
                                                                       =======

++Each contract represents $100,000 face value of U.S. Treasury Bond Futures.



                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
       Principal          Interest             Maturity
        Amount              Rate@                Date               Value
        ------             ------               ------              -----
United States Treasury Securities-55.82%

  United States Treasury Bonds
    1,000,000*            6.62%                02/15/27        $   978,438
    5,250,000+            9.00%                11/15/18          6,491,956
    4,300,000             0.00% PS             11/15/06          2,327,022
       85,000*            0.00% ZCS            11/15/03             56,128
                                                               -----------
                  (Cost $9,155,827)                              9,853,544
                                                               -----------

United States Agency Backed Securities-44.18%

  Federal Home Loan Mortgage Corporation
588,235x*                20.40% TTIB           09/15/26            603,050
241,808*                 14.80% IFRN           05/25/24            252,178
750,000                  13.12% IFRN           05/15/24            728,933
843,717+                  9.25%                08/15/23            910,254
276,031+                  6.50% Z Bond         12/15/23            227,828

  FNMA-Federal National Mortgage Assoc.
    3,671,204+x          15.33% TTIB           03/25/23          3,873,450
      356,450+x          15.50% TTIB           03/25/23            367,076
      490,760x           14.49% TTIB           05/25/23            509,134

  Department of Navy, FNMA Guaranteed
      100,000+            0.00% ZCS            04/01/09             35,341
                                                               -----------
                  (Cost $7,008,366)                              7,507,244
                                                               -----------

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
       Principal          Interest             Maturity
        Amount              Rate@                Date               Value
        ------             ------               ------              -----
  FICO-Financing Corporation (U.S. Government
      100,000                                  08/03/18        $    22,041
      205,000+*                                04/06/17             49,787
      200,000                                  04/06/17             48,572
      208,000                                  02/03/16             55,145
      182,000                                  06/06/15             50,666
      100,000                                  05/02/14             30,203
      100,000                                  11/02/12             33,753
                                                               -----------
                 (Cost $228,845)                                   290,167
                                                               -----------
                    Total investments (Cost $16,393,038)++     $17,650,955
                                                               ===========


 +Collateral or partial collateral for securities sold subject to repurchase
  (Note 6)
 *Segregated, in whole or part, as initial margin for futures contracts (Note 5) ++Cost is the same for Federal income tax purposes
 xThe Fund owns 100% of the security or tranche. See Note 5 to the financial statements.


                                 (degree)Legend

IFRN: Inverse Floating Rate Notes are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Rates shown are at June 30, 1997.

TTIB: Two-Tiered Index Floating Rate Bonds are instruments with two coupon levels. The "first tier" coupon is at a fixed rate, effective as long as the underlying index is at or below the strike level. At the strike level, the "second tier" coupon resets the bond to an inverse floating rate note. See discussion above. Coupons shown are at June 30, 1997.
ZCS: Zero Coupon Securities are instruments whose interest and principal are paid at maturity.
Z Bond: A Z Bond is an instrument whose monthly  interest  coupon  is  paid at a fixed rate in additional principal. Principal is paid at maturity.
PS: Principal Stripped Bonds are instruments whose principle and coupon have been separated and sold separately.





                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

    Fundamental Fixed-Income Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently issuing three classes of shares of beneficial interest, the Tax-Free Money Market Series, the High-Yield Municipal Bond Series and the U.S. Government Strategic Income Fund (the Series). The objective of the Series is to provide high current income with minimum risk of principal and relative stability of net asset value. The Series seeks to achieve its objective by investing primarily in U.S. Government Obligations. U.S. Government Obligations consist of marketable securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereunder collectively referred to as "Government Securities"). The Series also uses leverage in seeking to achieve its investment objective. Each series is considered a separate entity for financial reporting and tax purposes.

        Valuation of Securities-The Series portfolio securities are valued on the basis of prices provided by an independent pricing service when, in the opinion of persons designated by the Fund's trustees, such prices are believed to reflect the fair market value of such securities. Prices of non-exchange traded portfolio securities provided by independent pricing services are generally determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded or dealt in upon a securities exchange and not subject to restrictions against resale as well as options and futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the mean of the the current bid and asked prices. Money market and short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis. Securities not priced in a manner described above and other assets are valued by persons designated by the Fund's trustees using methods which the trustees believe reflect fair value.

        Futures Contracts-Initial margin deposits with respect to these contracts are maintained by the Fund's custodian in segregated asset accounts. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received as daily appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.

        Repurchase Agreements-The Series may invest in repurchase agreements, which are agreements pursuant to which securities are acquired from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Series may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


    unrelated  to the  coupon  rate  or  date  of   maturity  of  the  purchased
    security. The Series' repurchase agreements will at all times be fully collateralized in an amount equal to the purchase price including accrued interest earned on the underlying security.

        Reverse Repurchase Agreements-The Series may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Series sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the Investment Company Act of 1940 reverse repurchase agreements are generally regarded as a form of borrowing. At the time the Series enters into a reverse repurchase agreement it will establish and maintain a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price including accrued interest.

        Federal Income Taxes-It is the Series' policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

        Distributions-The Series declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gain, if any, realized on sales of investments are anticipated to be made before the close of the Series' fiscal year, as declared by the Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

        General-Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Realized gain and loss from the sale of securities are recorded on an identified cost basis. Discounts and premiums are amortized over the life of the respective securities. Premiums are charged against interest income and discounts are accreted to interest income.

        Accounting Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions With Affiliates

    The Series has a Management Agreement with Fundamental Portfolio Advisors, Inc. (the Manager). Pursuant to the agreement the Manager serves as investment adviser to the Series and is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Fund's Board of Trustees. In compensation for the services provided by the Manager, the Series will pay an annual management fee in an amount equal to .75% of the Series' average daily net assets up to $500 million, .725% on the next $500 million, and .70% per annum on assets over $1 billion. The Manager is required to reimburse the Series for its

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

expenses (excluding interest, taxes, brokerage fees and extraordinary expenses) to the extent that such expense, including the management fees, exceed the limits on investment company expenses prescribed in any state in which the Series' shares are qualified for sale. The manager voluntarily waived all of its fees and reimbursed expenses which totalled $57,931 for the six months ended June 30, 1997.

    The Series has adopted a Distribution and Marketing Plan, pursuant to Rule 12b-1, promulgated under the Investment Company Act of 1940, under which the Series pays to Fundamental Service Corporation (FSC), an affiliate of the Manager, a fee which is accrued daily and paid monthly at an annual rate of 0.25% of the Series' average daily net assets. Amounts paid under the plan are to compensate FSC for the services it provides and the expenses it bears in distributing the Series' shares to investors. The amount incurred by the Series pursuant to the agreement for the six months ended June 30, 1997 is set forth in the statement of operations. FSC has waived all of its fees in the amount of $15,485.

    The Series compensates Fundamental Shareholders Services, Inc. (FSSI), an affiliate of the Manager, for services it provides under a Transfer Agent and Service Agreement. The amount incurred by the Series pursuant to the agreement for the six months ended June 30, 1997 is set forth in the Statement of Operations.

    The Series effects a significant portion of its futures and options transactions through LAS Investments, Inc. (LAS), an affiliated broker-dealer. Commissions paid to LAS amounted to approximately $1,800 for the six months ended June 30, 1997.


3. Trustees' Fees

    All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at board meetings and meetings of committees which are common to each fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets.


4. Shares of Beneficial Interest

    As of June 30, 1997 there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid-in amounted to $27,976,241. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended              Year Ended
                                  June 30, 1997           December 31, 1996
                               -------------------         -------------------
                               Shares        Amount       Shares        Amount
                               ------        ------       ------        ------
Shares sold                     233,779   $  330,033     1,209,491   $1,721,466
Shares issued on
 reinvestment of dividends      285,768      355,384       605,897      860,888
Shares redeemed              (1,209,801)  (1,659,779)   (2,749,791)  (3,915,172)
                             ----------   ----------    ----------   ----------
Net decrease                   (690,254)  ($ 974,362)     (934,403) ($1,332,818)
                             ==========   ==========    ==========   ==========

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

5. Complex Services, Off Balance Sheet Risks and Investment Transactions

    Two-Tiered Index Floating Rate Bonds (TTIB):
    The Fund invests in Two-Tiered Index Floating Rate Bonds. The term two-tiered refers to the two coupon levels that the TTIB's coupon can reset to. The "first tier" is the TTIB's fixed rate coupon, effective as long as the underlying index is at or below the strike level. Above the strike, the TTIB coupon resets to a formula similar to an inverse floating rate note. See discussion of inverse floating rate notes below. Changes in interest rate on the underlying security or index affect the rate paid on the TTIB, and the TTIB's price will be more volatile than that of a fixed-rate bond.

    Additionally the Fund owns 100% of several securities as indicated in the Statement of Investments. As a result of its ownership position there is no active market in these securities. Valuations of these securities are provided by a pricing service and are believed by the Manager to reflect fair value. The market value of securities owned 100% by the Fund was approximately $5,350,000 (or 45% of net assets) as of June 30, 1997.


    Inverse Floating Rate Notes (IFRN):
    The Fund invests in variable rate securities commonly called "inverse floaters". The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Certain interest rate movements and other market factors can substantially affect the liquidity of IFRN's.


    Futures Contracts and Options on Futures Contracts:
    The Fund invests in futures contracts consisting primarily of US Treasury Bond Futures. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contract markets" which through their clearing corporations, guarantee performance of the contracts. In addition the fund invests in options on US Treasury Bond Futures which gives the holder a right to buy or sell futures contracts in the future. Unlike a futures contract which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide before a future date whether to enter into such a futures contract. Both types of contracts are marked to market daily and changes in valuation will affect the net asset value of the Fund.

    The Fund's principal objective in holding or issuing derivative financial instruments is as a hedge against interest-rate fluctuations in its municipal bond portfolio, and to enhance its total return. The Fund's principal objective is to maximize the level of interest income while maintaining acceptable levels of interest-rate and liquidity risk. To achieve this objective, the Fund uses a combination of derivative financial instruments principally

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

consisting of US Treasury Bond Futures and Options on US Treasury Bond Futures. Typically the Fund sells treasury bond futures contracts or writes treasury bond option contracts. These activities create off balance sheet risk since the Fund may be unable to enter into an offsetting position and under the terms of the contract deliver the security at a specified time at a specified price. The cost to the Fund of acquiring the security to deliver may be in excess of recorded amounts and result in a loss to the Fund. For the year ended June 30, 1997, the Fund had daily average notional amounts outstanding of approximately $16,235,000 and $75,200 of short positions on US Treasury Bond Futures and Options Written on US Treasury Bond Futures respectively. Realized gains and losses from these transactions are stated separately in the Statement of Operations.

    The Fund had the following open futures contracts at June 30, 1997.

                          Principal                    Expiration    Unrealized
         Type              Amount       Position          Month         Loss
         ----             ---------     --------       ----------    ----------
U.S. Treasury Bond .... $10,500,000      Short            9/97       ($258,971)

    Portfolio securities with an aggregate value of approximately $936,800 have been segregated as initial margin as of June 30, 1997.

    In addition, the following table summarizes option contracts written by the Series for the six months ended June 30, 1997:

                                  Number of    Premiums               Realized
                                  Contracts    Received     Cost        Loss
                                  ---------    --------     ----       ------
Contracts outstanding
  December 31, 1996                  40        $ 53,488
Options written                     270         308,455
Contracts closed or expired        (245)       (282,917)  $270,060   ($12,857)
                                   -----       --------
Contracts outstanding
  June 30, 1997                      65        $ 79,026
                                   =====       ========

    Other Investment Transactions

    For the six months ended June 30, 1997, the cost of purchases and proceeds from sales of investment securities, other than short-term obligations, were $1,654,959 and $3,682,508, respectively.

   As of June 30, 1997, net unrealized appreciation of portfolio securities amounted to $1,257,917 composed of unrealized appreciation of $1,267,624 and unrealized depreciation of $9,707. Net unrealized depreciation of options written amounted to $2,536 composed of unrealized appreciation of $5,444 and unrealized depreciation of $2,908.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

    The Fund has capital loss carryforwards to offset future capital gains as follows:
                                        Amount        Expiration
                                        ------        ----------
                                     $13,909,383      12/31/2002
                                         637,000      12/31/2004
                                     -----------
                                     $14,546,383
                                     ===========

6. Borrowing
    The Fund has a line of credit agreement with its custodian bank collateralized by cash and portfolio securities to the extent of the amounts borrowed. Borrowings under this agreement bear interest linked to the bank's prime rate.

    The Series  enters into  reverse  repurchase  agreements  collateralized  by portfolio securities equal in value to the repurchase price. Portfolio securities with an aggregate value of approximately $6,674,795 have been segregated as collateral for securities sold subject to repurchase as of June 30, 1997.

    The maximum month-end and the average amount of borrowing outstanding under these arrangements during the six months ended June
30, 1997 were approximately $5,914,000 and $4,977,000.


7. Regulatory Matters
    Management and the Fund's Trustees cooperated in an investigation conducted by the Securities and Exchange Commission ("Commission") concerning the Fund, the Fund's Trustees, the Manager and certain associated persons and affiliated entities of the Manager. Among other things, the investigation concerned the sufficiency of disclosures set forth in the Fund's prior advertising and prospectus, the consistency of the Fund's practices with those disclosures, the Fund's investment in inverse floating rate notes between 1993 and 1994, the method by which the Fund's portfolio securities were valued, the calculation of the Fund's duration, and the Manager's designation of brokerage commissions or fees on portfolio transactions effected on behalf of the Fund and its affiliates in consideration of the receipt of research services. The Commission's staff has indicated the Commission has authorized the commencement of certain proceedings (but not against the Fund or the Fund's Trustees). All parties intend to vigorously contest any charges.

     In addition, the National Association of Securities Dealers, Inc. ("NASD") is conducting an investigation concerning alleged violations of the NASD Rules of Conduct by the Fund's Distributor and certain associated persons. Among other things, the investigation concerns representations made in certain advertising materials and sales literature for the Fund at various times between 1992 and 1994. The NASD's staff indicated an intention to recommend the commencement of certain proceedings (but not against the Fund). All parties are in the process of settlement discussions with the NASD.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

8. Subsequent Transfer
    On July 16, 1997 each of Fundamental's mutual funds (consisting of: The New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

    The corresponding Tocqueville Fund will have investment objectives, policies and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tosqueville Funds.

    Fundamental's Board Members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Fall of 1997.

     Tocqueville Asset Management L.P. serves as investment adviser to four mutual funds and a number of private accounts. Tocqueville Asset Management L.P. has approximately $720 million in assets under management.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

9. Selected Financial Information

                                           Six Months               Years Ended December 31,
                                             Ended       ---------------------------------------------
                                         June 30, 1997     1996         1995        1994          1993
                                         -------------     ----         ----        ----          ----
Per share operating performance
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......  $ 1.43       $ 1.49      $ 1.37      $ 2.01       $ 2.02
                                              ------       ------      ------      ------       ------
Income from investment
   operations
Net investment income                           0.05         0.13        0.08        0.14         0.16
Net realized and unrealized gain/(loss) on
   investments                                 (0.03)       (0.06)       0.12       (0.64)          -
                                              ------       ------      ------      ------       ------
        Total from investment
           operations                           0.02         0.07        0.20       (0.50)        0.16
                                              ------       ------      ------      ------       ------
Less distributions
Dividends from net investment
   income                                      (0.05)       (0.13)      (0.08)      (0.14)       (0.16)
Dividends from net realized gains                 -            -           -           -         (0.01)
                                              ------       ------      ------      ------       ------
Net asset value, end of period                $ 1.40       $ 1.43      $ 1.49      $ 1.37       $ 2.01
                                              ======       ======      ======      ======       ======
Total return                                    1.71%        5.02%      15.43%     (25.57%)       8.14%

Ratios/supplemental data:
Net assets, end of period
   (000 omitted)                              11,960       13,224      15,194      19,020       63,182
   Ratios to average net assets
   Interest expense                             0.07%        0.12%      0.20%        0.12%        0.05%
   Operating expenses                           5.78%        3.41%      3.05%        2.16%        1.39%
                                              ------       ------      ------      ------       ------
        Total expenses+                         5.85%**      3.53%      3.25%        2.28%        1.44%
                                              ======       ======      ======      ======       ======
   Net investment income+                       7.74%**      9.01%      5.91%        8.94%        7.85%
  Portfolio turnover rate                       8.83%       12.65%    114.36%       60.66%       90.59%

  Borrowings
  Amount outstanding at end of
    period (000 omitted)                      $5,737       $6,610    $ 7,481      $ 9,674      $31,072
  Average amount of debt outstanding
    during the period (000 omitted)           $4,977       $6,577    $ 7,790      $16,592      $28,756
  Average number of shares outstanding
    during the period (000 omitted)            8,883        9,764     11,571       21,436       28,922
  Average amount of debt per share
    during the period                         $ .56        $  .67    $   .67      $   .77      $   .99

 *Commencement  of  operations.
**Annualized
 +These ratios are after expense reimbursement of 1.19% for the  period June 30,
  1997 and 2.02%, 1.0% and .13% for the years ended December 31, 1996, 1995 and 1993, respectively, and 1.05% for the period February 18, 1992 to December 31, 1992.

                                   FUNDAMENTAL
                                 U.S. GOVERNMENT
                              STRATEGIC INCOME FUND
                              90 Washington Street
                                New York NY 10006
                                 1-800-322-6864








This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

(right column)

   Semi Annual Report
     June 30, 1997
     (Unaudited)




      FUNDAMENTAL
logo  U.S. GOVERNMENT
      STRATEGIC INCOME FUND


        logo FUNDAMENTAL
             Fundamental Family of Funds

(left column)

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)
------------------------------------------------------------
ASSETS
  Investment in securities at value
    (cost $90,003,072) ........................  $90,003,072
  Cash ........................................      532,954
  Receivables:
    Interest ..................................      284,567
    Capital shares sold .......................      422,122
                                                 -----------
              Total assets ....................   91,242,715
                                                 -----------

LIABILITIES
  Payables:
    Capital shares redeemed ...................       15,000
    Dividends .................................          438
  Accrued expenses ............................       76,930
                                                 -----------
              Total liabilities ...............       92,368
                                                 -----------

NET ASSETS equivalent to $1.00 per share on
  91,159,235 shares of beneficial interest
  outstanding (Note 4) ........................  $91,150,347
                                                 ===========


(right column)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997
(Unaudited)
------------------------------------------------------------
INVESTMENT INCOME
  Interest income .....................            $ 973,763

EXPENSES (Notes 2 and 3)
  Investment advisory fees ............ $138,225
  Custodian and accounting fees .......   39,542
  Transfer agent fees .................   11,469
  Trustees' fees ......................    9,549
  Professional fees ...................   10,735
  Distribution fees ...................  138,225
  Other ...............................    8,950
                                        --------
                                         356,695
Less: Expenses offset (Note 6) ........  (39,543)
                                        --------
              Total expenses ..........              317,153
                                                   ---------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS ..........................            $ 656,610
                                                   =========



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended      Year Ended
                                                      June 30, 1997 December 31,
                                                       (Unaudited)      1996
                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ............................. $   656,610   $ 1,161,235
                                                      -----------   -----------
           Net increase in net assets from operations     656,610     1,161,235

DIVIDENDS PAID TO SHAREHOLDERS FROM
  Investment income .................................    (656,610)   (1,161,235)
CAPITAL SHARE TRANSACTIONS (Note 4) .................  86,529,583    (6,629,783)
                                                      -----------   -----------
           Total (decrease) increase ................  86,529,583    (6,629,783)
NET ASSETS:
  Beginning of period ...............................   4,620,764    11,250,547
                                                      -----------   -----------
  End of period ..................................... $91,150,347   $ 4,620,764
                                                      ===========   ===========



                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

STATEMENT OF INVESTMENTS
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                      Issue(degree)                                                  Value
   ------                                      -----                                                          -----
$   235,000   Austin, TX, Electric Light & Power, Waterworks & Sewer, ETM, 3.00%, 10/1/97 ...............  $ 233,403

  3,800,000   Burke County, GA, Development Authority, Georgia Power Company, Vogtle
               Project, VRDN*, 4.05%, 9/1/26 ............................................................  3,800,000

     80,000   Cuyahoga County, OH, IDR, S & R Playhouse Realty, VRDN*, LOC Marine
                Midland Bank, 3.85%, 12/1/09 ............................................................     80,000

    100,000   Decatur, AL, Industrial Development Board, Solid Waste Disposal, RB, Amoco
                Chemical Co Project, VRDN*, 4.30, 5/1/25 ................................................    100,000

    200,000   Delaware County, PA, SWDF, Scott Paper Project, Kimberly-Clark Corp
                Guaranty, VRDN*, 4.15%, 12/1/18 .........................................................    200,000

  1,800,000   District of Columbia, General Recovery Fund, LOC Landesbank Hessen-
                Thuringen, VRDN*, 4.10, 6/1/03 ..........................................................  1,800,000

    200,000   Fulton County, GA, PCR, General Motors Project, VRDN*, 4.25, 4/1/10 .......................    200,000

    125,000   Genesee County, NY, IDR, Orcon Industries, AMT, LOC Fleet Bank, VRDN*,
                4.50, 12/1/98 ...........................................................................    125,000

  6,500,000   Gulf Coast, TX, Waste Disposal Authority, PCR, Amoco Oil Company Project,
                VRDN*, 4.00, 10/1/17 ....................................................................  6,500,000

    600,000   Harris County, TX, Industrial Development Corp, PCR, Enon Corporation
                Project, VRDN*, 4.05, 3/1/24 ............................................................    600,000

    300,000   Illinois Educational Facility Authority, RB, Art Institute of Chicago, Northern Trust
                Liquidity, VRDN*, 4.20, 3/1/27 ..........................................................    300,000

    300,000   Illinois HFAR, Franciscan Sisters Project, LOC Toronto Dominion Bank, VRDN*,
                4.15, 9/1/15 ............................................................................    300,000

    200,000   Illinois HFAR, West Suburban Hospital Medical Center, LOC First Chicago Bank,
                VRDN*, 4.15, 7/1/05 .....................................................................    200,000

  5,700,000   Indiana Development Authority, Educational Fadlities RB, Lutheran High School
                Proj, LOC First America-lndiana, VRDN*, 4.40, 10/1/17 ...................................  5,700,000

  7,000,000   Jackson County, MS, PCR, Chevron USA Inc Project, VRDN*, 4.00, 12/1/16 ....................  7,000,000

  5,900,000   Jacksonville, FL, PCR Refunding Bonds, Florida Power & Light Company
                Project, VRDN*, 4.00, 5/1/29 ............................................................  5,900,000

  3,000,000   Jasper County, IN, PCR, Northern Indiana Public Service Project, Series B,
                4.05, 6/01/13 ...........................................................................  3,000,000

  1,200,000   Los Angeles, CA, Regional Airports Improvement Corp, LOC Societe Generate,
                VRDN*, 4.10, 12/1/25 ....................................................................  1,200,000

    200,000   McIntosh, AL, PCR, Ciba Geigy Project, LOC Swiss Bank Corp. VRDN*, 4.10,
                12/1/03 .................................................................................    200,000

    200,000   Missouri, Third Street Building Project, SPA First Chicago, VRDN*, 4.45, 8/1/99 ...........    200,000

    300,000   Missouri, PCR, Monsanto Project, VRDN*, 4.15, 2/1/09 ......................................    300,000

  1,100,000   Missouri State Environmental Improvement & Energy Resources Authority,
                Bayer Corp Project, VRDN*, 4.00, 3/1/09 .................................................  1,100,000

    300,000   Montgomery, AL, Baptist Medical Ctr, Special Care Facilities Financing Auth,
                AMBAC Insured, Mellon Bank Liquidity VRDN*, 4.20, 12/1/30 ...............................    300,000

    200,000   Morris County, NJ, BANS, 3.57, 12/11/97 ...................................................    199,610

    200,000   Nebraska Higher Education Loan Program, SPA SLMA, MBIA Insured, VRDN*,
                4.20, 12/1/15 ...........................................................................    200,000


  Principal
   Amount                                      Issue(degree)                                                  Value
   ------                                      -----                                                          -----
$ 1,100,000   New York City, NY, GO, LOC Chase Manhattan Bank, VRDN*, 3.90, 8/1/23 ...................... $1,100,000

  4,900,000   New York City, NY, GO, MBIA Insured, National Westminster Liquidity, VRDN*,
                4.15, 8/15/23 ...........................................................................  4,900,000

 11,800,000   New York City, NY, Municipal Water Finance Authority, FGIC Insured, VRDN*,
                4.05, 6/15/24 ........................................................................... 11,800,000

  6,700,000   New York City, NY, Municipal Water Finance Authority, FGIC Insured, VRDN*,
                4.15, 6/15/22 ...........................................................................  6,700,000

     40,000   New York City, NY, New Public Housing Authority, 3.38, 1/1/98 39,740
  6,800,000   New York State Dormitory Authority, RB, CoMell University, Morgan Guaranty
                Uquidity, VRDN*, 4.00, 7/1/25 ...........................................................  6,800,000

  3,400,000   New York State Local Government Assistance Corp Series D, LOC Societe
                General, VRDN*, 4.05, 4/1/25 ............................................................  3,400,000

  5,700,000   Sabine River Authority, TX, PCR, Texas Wities Electric Co Project, AMBAC
                Insured, Bank of New York Liquidity, VRDN*, 4.10, 3/1/26 ................................  5,700,000

    125,000   Scioto County, OH, HFR, VHA Central Capital Project, AMBAC Insured, Mellon
                Bank Liquidity, VRDN*, 3.90, 12/1/25 ....................................................    125,000

  4,500,000   Sweetwater County, WY, PCR, Idaho Power Company Project, VRDN*, 4.05,
                7/15/26 .................................................................................  4,500,000

    200,000   Texas State, TRANS, 4.75, 8/29/97 .........................................................    200,319

    200,000   Wake County, NC, PCR, Carolina Power & Light Project, LOC Sumitomo Bank,
                VRDN*, 4.30, 10/1/15 ....................................................................    200,000

  1,300,000   West Baton Rouge Parish, LA, Industrial District Number 3 RB,Dow Chemical
                Company Project, 4.15, 12/1/16 ..........................................................  1,300,000

  3,500,000   Wisconsin Health & Education Faciliites Authority, Wheaton Franciscan
                Services, LOC Toronto Dominion, VRDN*, 4.20, 8/15/16 ....................................  3,500,000
                                                                                                         -----------
              Total Investments (Cost $90,003,072)** ....................................................$90,003,072
                                                                                                         ===========



 *Variable Rate Demand Notes (VRDN) are instruments whose interest rate changes on a specific date and/or whose interest rates vary with changes in a designated base rate. Rates shown are as of June 30, 1997.

**Cost is the same for Federal income tax purposes.

                                     Legend
(left column)

(degree)Issue     AMBAC    American Municipal Bond
                             Assurance Corporation

                  AMT      Alternative Minimum Tax

                  BANS     Bond Anticipation Notes

                  GO       General Obligation

                  ETM      Escrowed to Maturity

                  FGIC     Financial Guaranty Insurance Corporation

                  HFAR     Health Facilities Authority Revenue

                  HFR      Hospital Facilities Revenue

                  IDR      Industrial Development Revenue

(right column)

(degree)Issue     LOC      Letter of Credit

                  MBIA     Municipal Bond Insurance Assurance Corporation

                  PCR      Pollution Control Revenue

                  RB       Revenue Bond

                  SLMA     Student Loan Marketing Association

                  SPA      Stand By Bond Purchase Agreement

                  SWDF     Solid Waste Disposal Facility

                  TRANS    Tax Revenue Anticipation Notes

                  VHA      Voluntary Health Administration

                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

    Fundamental Fixed-Income Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund acts as a series company currently issuing three classes of shares of beneficial interest, the Tax-Free Money Market Series, the High-Yield Municipal Bond Series and the U.S. Government Strategic Income Fund. Each series is considered a separate entity for financial reporting and tax purposes. The Fund's investment objective is to provide as high a level of current income exempt from federal income tax as is consistent with the preservaton of capital and liquidity. The following is a summary of significant accounting policies followed in the preparation of the Series' financial statements:

    Valuation of Securities:

      Investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to the maturity of the instrument. Amortization of premium is charged to income, and accretion of market discount is credited to unrealized gains. The maturity of investments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment.

    Federal Income Taxes:

      It is the Series' policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

    Distributions:

      The Series declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gains are made annually, as declared by the Fund's Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

    General:

      Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

    Accounting Estimates:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

    The Fund has a Management Agreement with Fundamental Portfolio Advisors, Inc. (the Manager). Pursuant to the agreement, the Manager serves as investment adviser to the Tax-Free Money Market Series and is responsible for the overall management of the business affairs and assets of the Series subject to the authority of

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

the Fund's Board of Trustees. In compensation for the services provided by the Manager the Series will pay an annual management fee in an amount equal to 0.5% of the Series' average daily net assets up to $100 million and decreasing by
 .02% for each $100 million increase in net assets down to 0.4% of net assets in excess of $500 million.

    The Manager has cooperated in an investigation conducted by the Securities and Exchange Commission concerning an affiliated fund. The Commission's staff indicated that the Commission has authorized the commencement of certain proceedings against the Manager, the Distributor and two individuals associated with the Manager. All parties intend to vigorously contest any charges.

    The Fund has adopted a Plan of Distribution, pursuant to Rule 12b-1 promulgated under the Investment Company Act of 1940, under which the Series pays to Fundamental Service Corporation (FSC), an affiliate of the Manager, a fee, which is accrued daily and paid monthly, at an annual rate of 0.5% of the Series' average daily net assets. The amounts paid under the plan compensate FSC for the services it provides and the expenses it bears in distributing the Series' shares to investors. Distribution fees for the six months ended June 30, 1997 are set forth in the Statement of Operations.

    The Fund compensates Fundamental Shareholder Services, Inc., an affiliate of the Manager, for the services it provides under a Transfer Agent and Service Agreement. Transfer agent fees for the six months ended June 30, 1997 are set forth in the Statement of Operations.

3. Trustees' Fees

    All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at board meetings and meetings of committees which are common to each Fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets.

4. Shares of Beneficial Interest

    As of June 30, 1997 there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid in amounted to $91,159,235. Transactions in shares of beneficial interest, all at $1.00 per share were as follows:

                                                 Six Months         Year ended
                                                    Ended          December 31,
                                               June 30, 1997           1996
                                               --------------    --------------
   Shares sold ..............................  $1,495,705,940    $3,547,580,681

   Shares issued on reinvestment of dividends         760,069         1,042,865

   Shares redeemed ..........................  (1,409,936,426)   (3,555,253,329)
                                               --------------    --------------
      Net (decrease) increase ...............  $   86,529,583    $   (6,629,783)
                                               ==============    ==============

5. Line of Credit

    The Fund has a line of credit agreement with its custodian bank collateralized by cash and portfolio securities for $700,000. Borrowings under this agreement bear interest linked to the bank's prime rate. There were no borrowings outstanding at June 30, 1997.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

6. Expense Offset Arrangement

    The Fund has an arrangement with its custodian whereby credits earned on cash balances maintained at the custodian are used to offset custody charges. These credits amounted to approximately $40,000 for the year ended June 30, 1997.

7. Subsequent Transfer

    On July 16, 1997 each of Fundamental's mutual funds (consisting of: The New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

    The corresponding Tocqueville Fund will have investment objectives, policies and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tosqueville Funds.

    Fundamental's Board Members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Fall of 1997.

    Tocqueville Asset Management L.P. serves as investment adviser to four mutual funds and a number of private accounts. Tocqueville Asset Management L.P. has approximately $720 million in assets under management.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

8. Selected Financial Information


                                                                           Six Months
                                                                             Ended                Years Ended December 31,
                                                                            June 30,     ----------------------------------------
                                                                             1997         1996       1995           1994    1993
                                                                            --------      ----       ----           ----    ----
PER SHARE DATA AND RATIOS
  (for a share outstanding throughout the period)
Net Asset Value, Beginning of Period ...................................    $1.00        $1.00      $1.00          $1.00   $1.00
                                                                            ------       ------     ------         ------  ------
Income from investment operations:
Net investment income ..................................................     0.012        0.023      0.026          0.017   0.014
                                                                            ------       ------     ------         ------  ------

Less Distributions:
Dividends from net investment income ...................................    (0.012)      (0.023)    (0.026)        (0.017) (0.014)
                                                                            ------       ------     ------         ------  ------
Net Asset Value, End of Period .........................................    $1.00        $1.00       $1.00         $1.00   $1.00
                                                                            ======       ======      ======        ======  ======
Total Return ...........................................................     1.25%        2.28%       2.60%        1.69%    1.62%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000 omitted) ................................    91,150        4,621      11,251        9,004    5,830

Ratios to Average Net Assets
  Expenses .............................................................     1.28%(DD)    1.54%(DD)   1.53%(DD)    0.91%+    .95%+
  Net investment income ................................................     2.38%*       2.04%       2.43%        1.55%    1.25%

BANK LOANS
Amount outstanding at end of period
  (000 omitted) ........................................................     $  -        $  218      $  -        $  451   $ 290

Average amount of bank loans outstanding during the period
  (000 omitted) ........................................................     $  -        $  -        $   41      $   53   $ 111

Average number of shares outstanding during the period
  (000 omitted) ........................................................    56,363       56,876      44,432       56,267   25,786

Average amount of debt per share during the period .....................     $  -        $  -        $  .001      $  .001 $ .004



   +These ratios are after expense reimbursement of .44%, .67% and 1.66%, for each of the years ended December 31, 1994, 1993 and 1992, respectively.

(DD)These ratios would have been 1.14%, 1.40% and 1.26% net of expense offsets of .14%, .14% and .18% for the periods ended June 30, 1997, December 1996 and 1995 respectively.

   *Annualized

(left column)

    FUNDAMENTAL FIXED-INCOME FUND
        90 Washington Street
         New York, NY 10006
           1-800-322-6864


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


(right column)

                                                      --------------------------
                                                          Semi-Annual Report
                                                             June 30, 1997
                                                              (Unaudited)





                                                               FUNDAMENTAL
                                                           FIXED-INCOME FUND

                                                               Tax-Free
                                                          Money Market Series


                                                                 (LOGO)


                                                      --------------------------

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

The year began on a sour note as strength in the economy triggered a new round of inflation jitters. Even the Federal Reserve was affected by inflation fears because in late March the Federal Open Market Committee decided that tighter credit was necessary. The Federal Reserve hiked interest rates modestly, and made it clear that additional increases would be forthcoming unless demand conditions in the economy eased. We have fought this view continuously in recent years, arguing that inflation would remain calm even in the face of steady economic growth.

By late April it seems that market psychology may have finally begun shifting toward a benign view of inflation. Economic growth is continuing unabated, and with signs of inflation still totally absent, the fixed income investment arena has begun to improve. Thus, the Fundamental High Yield Municipal Bond Fund registered a 4.45% total return for the six months ended June 30, 1997. This placed the Fund in the top 1% of national municipal bond funds according to Morningstar.

Looking ahead then we expect a relatively calm bond market environment with relatively stable interest rates. Municipal bonds modestly outperformed Treasury bonds in the first half of the year, and over the next six months we would expect both sectors to move similarly. We are looking forward to the upcoming merger with the Tocqueville Fund Family, and we thank you for your continued trust.



Sincerely,


Dr. Vincent J. Malanga
President

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
  Investment in securities at value (Note 5) (cost $1,829,892) ..... $1,766,751
  Interest receivable ..............................................     31,661
  Receivable for investment securities sold ........................        384
                                                                     ----------
          Total assets .............................................  1,798,796
                                                                     ----------

LIABILITIES
  Bank overdraft payable ...........................................    366,735
  Dividend payable .................................................      1,409
  Accrued expenses .................................................     20,086
                                                                     ----------
          Total liabilities ........................................    388,230
                                                                     ----------

NET ASSETS consisting of:
  Accumulated net realized loss .......................  $(162,753)
  Unrealized depreciation of securities ...............    (63,141)
  Paid-in-capital applicable to 202,657 shares
    of beneficial interest (Note 4) ...................  1,636,460
                                                        ----------

                                                                     $1,410,566
                                                                     ==========
NET ASSET VALUE PER SHARE .......................................... $     6.96
                                                                     ==========

                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income .......................................              $ 68,937

EXPENSES (Notes 2 and 3)
  Investment advisory fees .............................. $  6,695
  Custodian and accounting fees .........................   10,437
  Transfer agent fees ...................................    4,105
  Trustee fees ..........................................    1,205
  Distribution fees .....................................    4,185
  Professional fees .....................................   48,196
  Postage and printing ..................................   11,942
  Other .................................................      962
                                                          --------
                                                            87,727

Less: Expenses waived or reimbursed by the manager
        and affiliates ..................................  (66,780)
                                                          --------
               Total expenses ...........................                20,947
                                                                       --------
               Net investment income ....................                47,990

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ......................   13,852
  Change in unrealized depreciation of investments
    for the year ........................................   10,904
                                                          --------
              Net gain on investments ...................                24,756
                                                                       --------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS ............................................              $ 72,746
                                                                       ========



                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                     For the Six    For the Year
                                                     Months Ended      Ended
                                                     June 30,1997   December 31,
                                                     (Unaudited)        1996
                                                      ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ............................. $   47,990     $  108,670
  Net  realized  gain (loss) on  investments ........     13,852         22,294
  Unrealized appreciation (depreciation) of
    investments for the period ......................     10,904        (22,733)
                                                      ----------     ----------
        Net increase in net assets from operations ..     72,746        108,231

DIVIDENDS PAID TO SHAREHOLDERS FROM
  Net investment income .............................    (47,990)      (108,670)

CAPITAL SHARE TRANSACTIONS (Note 4) .................   (472,402)       401,216
                                                      ----------     ----------
        Total increase (decrease) ...................   (447,646)       400,777

NET ASSETS:
  Beginning of period ...............................  1,858,212      1,457,435
                                                      ----------     ----------
  End of period ..................................... $1,410,566     $1,858,212
                                                      ==========     ==========



                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENT OF INVESTMENTS
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                        Issue(degree)                                                    Value
 ------                                        -------------                                                    -----
$ 40,000     Allegheny County, PA, IDA, AFR, USAir Inc., 8.87%, 3/1/21 ....................................  $   40,324
  40,000     Brookhaven, NY, IDA, CFR, Dowling College, 6.75%, 3/1/23 .....................................      41,843
  90,000     California  Health Facilities Authority, Valley Presbyterian Hospital Project, RB, Series A,
               9.00%,  5/1/12 .............................................................................      90,386
 250,000     Colorado Health Facilities Authority,  RHR,  Liberty  Heights  Project,  ETM, CAB,  7/15/24 ..      47,335
 100,000     Corona,  CA, COP,  Vista  Hospital  Systems Inc,  8.37%,  7/1/11 .............................     106,388
  70,000     Florence County, SC, IDA, RB, Stone Container Corporation,  7.37%, 2/1/07 ....................      72,225
 500,000     Foothill / Eastern TCA,  Toll Road Revenue,  CAB,  1/1/26 ....................................      88,215
  25,000     Hildago  County,  TX,  Health  Services,  Mission  Hospital Inc Project,  6.87%, 8/15/26 .....      25,702
  50,000++   Illinois Development  Financial Authority,  Solid Waste Disposal, RB, Ford Heights Waste
               Tire Project, 7.87%,  4/1/11 ...............................................................      19,335
  45,000     Illinois Health Facilities  Authority,  Midwest Physician Group Ltd Project, RB, 8.12%,
               11/15/19 ...................................................................................      47,876
  35,000     Indianapolis,  IN, RB, Robin Run Village Project, 7.62%,  10/1/22 ............................      37,751
  50,000     Joplin, MO, IDA, Hospital Facilities Revenue,  Tri State  Osteopathic,  8.25%,  12/15/14 .....      52,618
  50,000     Los Angeles,  CA,  Regional Airport, Continental Airlines, AMT, 9.25%, 8/1/24 ................      55,184
 630,000     Marengo County, AL, Port Authority Facilities, RB, CAB, Series A, 3/1/19 .....................     119,020
  75,000     Maryland Economic  Development  Corporation,  Nursing Facilities,  Mortgage RB,
               Ravenwood  Healthcare,  Series A, 8.37%, 8/1/26 ............................................      74,425
  90,000     Montgomery County, TX, Health Facilities  Development  Corp.,  The Woodlands  Medical
               Center,  8.85%,  8/15/14 ...................................................................     100,259
 100,000+    Niagara  Falls,  NY, URA,  Old Falls  Street  Improvement Project, 11.00%, 5/1/99 ............      35,795
  50,000     Northeast, TX, Hospital Authority Revenue, Northeast  Medical  Center,  7.25%,  7/1/22 .......      57,261
  75,000     Perdido,  FL, Housing Corporation, RB, Series B, 9.25%, 11/1/16 ..............................      75,050
  30,000     Philadelphia,  PA, HEHA, Graduate Health Systems Project,  7.25%,  7/1/18 ....................      30,927
  60,000     Port Chester,  NY, IDA, Nadal Industries Inc Project,  7.00%, 2/1/16 .........................      60,000
  75,000     San Antonio, TX, HFC, Multi Family  Housing,  RB, Agape Metro Housing  Project,  Series
               A, 8.62%, 12/1/26 ..........................................................................      75,151
  75,000     San Bernardino, CA, San Bernardino Community Hospital, RB, 7.87%, 12/1/19 ....................      76,810


FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENT OF INVESTMENTS (continued)
June 30, 1997
(Unaudited)
-------------------------------------------------------------------------------

Principal
 Amount                                        Issue(degree)                                                    Value
 ------                                        -------------                                                    -----
$100,000     San Bernardino County, CA, COP, IFRN*, 9.97%, 7/1/16 .........................................  $   98,783
  40,000     San Joaquin Hills, CA, TCA, Toll Road Revenue, 7.00%, 1/1/30  42,857
  60,000     San Jose, CA, Redevelopment Agency, Tax Allocation Bonds, IFRN*, MBIA Insured, 7.17%, 8/1/16 .      52,587
 150,000     Savannah, GA, Economic Development Authority Revenue, ETM, CAB, 12/1/21 ......................      29,513
  45,000     Schuylkill County, PA, IDA Resouce Recovery, Schuylkill Energy Res lnc, AMT, 6.50%, 1/1/10 ...      45,204
  15,000+    Troy, NY, IDA, Hudson River Project, 11.00%, 12/1/14 .........................................       6,150
  75,000@    Villages at Castle Rock, CO, Metropolitan District #4, 2.88%, 6/1/31 .........................      35,735
  25,000     Wayne MI, AFR, Northwest Airlines Inc. 6.75%, 12/1/15 ........................................      26,042
                                                                                                             ----------
             Total Investments (Cost $1,829,892**) ........................................................  $1,766,751
                                                                                                             ==========



  **Cost is approximately the same for income tax purposes.
   *Inverse  Floating  Rate  Notes  (IFRN)  are  instruments whose rates bear an inverse relationship to the interest rate on another security or the value of an index. Coupons shown are as of June 30, 1997.
   +The  value  of this  non-income  producing  security  has been  estimated by persons designated by the Fund's Board of Trustees using methods the Trustees believe reflect fair value. See note 5 to the financial statements.
  ++Non-income producing security.
   @Security in default. Interest paid on cash flow basis. Rate shown as at June
    30, 1997. Rate varies according.

Legend
(degree)Issue     AFR      Airport Facilities Revenue
                  AMT      Subject to Alternative Minimum Tax
                  CAB      Capital Appreciation Bond
                  COP      Certificate of Participation
                  CFR      Civic Facility Revenue
                  HEHA     Higher Education and Health Authority
                  HFC      Housing Finance Corporation
                  IDA      Industrial Development Authority
                  MBIA     Municipal Bond Insurance Assurance Corporation
                  RB       Revenue Bond
                  TCA      Transportation Corridor Agency
                  URA      Urban Renewal Agency


                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

    Fundamental Fixed-Income Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently issuing three classes of shares of beneficial interest, the Tax-Free Money Market Series, the High-Yield Municipal Bond Series and the U.S. Government Strategic Income Fund (the Series). Each series is considered a separate entity for financial reporting and tax purposes. The Series seeks to provide a high level of current income exempt from federal income tax through investment in a portfolio of lower quality municipal bonds, generally referred to as "junk bonds." These bonds are considered speculative because they involve greater price volatility and risk than higher rated bonds. The following is a summary of significant accounting policies followed in the preparation of the Series' financial statements:

Valuation of Securities: The Fund's portfolio securities are valued on the basis of prices provided by an independent pricing service when, in the opinion of persons designated by the Fund's trustees, such prices are believed to reflect the fair market value of such securities. Prices of non-exchange traded portfolio securities provided by independent pricing services are generally determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded or dealt in upon a securities exchange and not subject to restrictions against resale as well as options and futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices. Money market and short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis. Securities not priced in a manner described above and other assets are valued by persons designated by the Fund's trustees using methods which the trustees believe accurately reflects fair value.

Federal Income Taxes: It is the Series' policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

Distributions: The Series declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gain, if any, realized on sales of investments are anticipated to be made before the close of the Series' fiscal year, as declared by the Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Realized gain and loss from the sale of securities are recorded on an identified cost basis. Original issue discounts and premiums are amortized over the life of the respective securities. Premiums are amortized and charged against interest income and original issue discounts are accreted to interest income.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June  30,  1997
(Unaudited)
--------------------------------------------------------------------------------

Accounting Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2. Investment Advisory Fees and Other Transactions with Affiliates

    The Fund has a Management Agreement with Fundamental Portfolio Advisors, Inc. (the Manager). Pursuant to the agreement, the Manager serves as investment adviser to the High-Yield Municipal Bond Series and is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Funds' Board of Trustees. In compensation for the services provided by the Manager, the Series will pay an annual management fee in an amount equal to 0.8% of the Series' average daily net assets up to $100 million and decreasing by .02% for each $100 million increase in net assets down to 0.7% of net assets in excess of $500 million. The Manager voluntarily waived fees and reimbursed expenses of $62,596 for the six months ended June 30, 1997.

    The Manager has cooperated in an investigation conducted by the Securities and Exchange Commission concerning an affiliated fund. The Commission's staff indicated that the Commission has authorized the commencement of certain proceedings against the Manager, the Distributor and two individuals associated with the Manager. All parties intend to vigorously contest any charges.

    The Fund has adopted a Plan of Distribution, pursuant to Rule 12b-1 promulgated under the Investment Company Act of 1940, under which the Series pays to Fundamental Service Corporation (FSC), an affiliate of the Manager, a fee, which is accrued daily and paid monthly, at an annual rate of 0.5% of the Series' average daily net assets. Amounts paid under the plan are to compensate FSC for the services it provides and the expenses it bears in distributing the Series' shares to investors. FSC has waived all fees in the amount of $4,184 for the six months ended June 30, 1997.

    The Fund compensates Fundamental Shareholder Services, Inc., an affiliate of the Manager, for the services it provides under a Transfer Agent and Service Agreement. Transfer agent fees are set forth in the Statement of Operations.


3. Trustees' Fees

    All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at board meetings and meetings of committees which are common to each fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets.

4. Shares of Beneficial Interest

    As of June 30, 1997, there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid in amounted to $1,636,460. Transactions in shares of beneficial interest were as follows:

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------



                                For the Six Months Ended
                                    June 30, 1997              Year Ended
                                     (Unaudited)           December 31, 1996
                                  ------------------       ------------------
                                  Shares      Amount       Shares      Amount
                                  ------      ------       ------      ------
Shares sold ................... 1,573,662  $10,667,881   1,912,593 $12,834,095
Shares issued on reinvestment
   of dividends ...............     6,556       44,664      11,925      80,347
Shares redeemed ...............(1,648,380) (11,184,947) (1,859,933)(12,513,226)
                                ---------  -----------     -------    --------
    Net increase (decrease) ...   (68,162) $  (472,402)     64,585 $   401,216
                                =========  ===========     =======    ========

5. Investment Transactions

    The Fund invests in variable rate securities commonly called "inverse floaters." The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Certain interest rate movements and other market factors can substantially affect the liquidity of IFRN's.

    The Fund invests in lower rated or unrated ("junk") securities which are more likely to react to developments affecting market risk and credit risk than would higher rated securities which react primarily to interest rate fluctuations. The Fund held securities in default with an aggregate value of $ at June 30, 1997 ( % of net assets). As indicated in the Statement of Investments, the Troy, NY Industrial Revenue Bond, 11% due December 1, 2014 with a par value of $15,000 and a value of $6,150 at June 30, 1997 has been estimated in good faith under methods determined by the Board of Trustees.

    The Fund owns 1.7% of a Niagara Falls New York Urban Renewal Agency 11% Bond ("URA Bond") due to mature on May 1, 2009 which has missed interest and sinking fund payments. An affiliated investment company owns 98.3% of this bond issue. During the period, the Fund was party to an agreement whereby certain related bonds owned by an affiliate are subject to repayment under a debt assumption agreement. The agreement allows the affiliate to allocate a portion of the debt services it receives to the URA Bond. In exchange the Fund forfeits certain rights it had as holder of the URA bond. There is uncertainty as to the timing and amounts of debt assumption payments. The value of this bond was $35,795. The bond is valued at 35.80% of face value at June 30, 1997 under methods determined by the Board of Trustees.

    During the six months ended June 30, 1997, the cost of purchases and proceeds from sales of investment securities, other than short-term obligations, were $600,000 and $842,350, respectively.

    As of June 30, 1997 net unrealized depreciation of portfolio securities amounted to $63,141, composed of unrealized appreciation of $91,618 and unrealized depreciation of $154,759.

    The Fund has capital loss carryforwards to offset future capital gains as follows:
                           Amount      Expiration
                          -------      ----------
                         $ 19,648      12/31/1998
                           17,500      12/31/1999
                           33,100      12/31/2000
                           54,300      12/31/2002
                           40,000      12/31/2003
                         --------
                         $164,548
                         ========

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------



6. Subsequent Transfer

    On July 16, 1997 each of Fundamental's mutual funds (consisting of: The New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

    The corresponding Tocqueville Fund will have investment objectives, policies and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tocqueville Funds.

    Fundamental's Board Members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Fall of 1997.

    Tocqueville Asset Management L.P. serves as investment adviser to four mutual funds and a number of private accounts. Tocqueville Asset Management L.P. has approximately $720 million in assets under management.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


7. Selected Financial Information


                                                           Six Months
                                                              Ended             Years Ended December 31,
                                                             June 30,     ---------------------------------------
                                                               1997       1996        1995        1994       1993
                                                               ----       ----        ----        ----       ----
PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
Net asset value, beginning of period ......................    $6.86      $7.07       $5.92       $7.27      $7.30
                                                               -----      -----       -----       -----      -----
Income from investment operations:
  Net investment income ...................................     0.20       0.47        0.34        0.43       0.39
  Net realized and unrealized gains (losses) on investments     0.10      (0.21)       1.15       (1.35)     (0.03)
                                                               -----      -----       -----       -----      -----
  Total from investment operations ........................     0.30       0.26        1.49       (0.92)      0.36
                                                               -----      -----       -----       -----      -----
Less distributions:
Dividends from net investment income ......................    (0.20)     (0.47)      (0.34)      (0.43)     (0.39)
                                                               -----      -----       -----       -----      -----
Net asset value, end of period ............................    $6.96      $6.86       $7.07       $5.92      $7.27
                                                               =====      =====       =====       =====      =====
Total Return ..............................................    4.45%      4.05%      25.70%     (12.92%)     5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) ...................    1,411      1,858       1,457         979      1,087
Ratios to average net assets:
    Expenses ..............................................    2.51%+     2.49%*      2.50%*      2.50%*     2.50%*
    Net investment income .................................    5.75%+     6.85%*      5.15%*      6.70%*     5.40%*
Portfolio turnover rate ...................................   33.20%    139.26%      43.51%      75.31%     84.89%

BANK LOANS
Amount outstanding at end of period
  (000 omitted) ...........................................   $ 367       $ 228       $ 379       $ -        $ -
Average amount of bank loans outstanding during the period
  (000 omitted) ...........................................   $  -        $  -        $  61       $ -        $ -
Average number of shares outstanding during the period
  (000 omitted) ...........................................   $ 249       $ 237       $ 183       $ 156      $ 145
Average amount of debt per share during
  the period ..............................................   $  -        $  -        $0.33       $ -        $ -



  *These ratios are after expense  reimbursements of 7.96%, 4.59%,  6.22%, 6.20%
   and 5.76%, for the periods ended June 30, 1997, December 31, 1996, 1995, 1994 and 1993, respectively.
  +Annualized.

Right column

                                                   ----------------------------
                                                          Semi-Annual Report
                                                             June 30, 1997
                                                              (Unaudited)





                                                              FUNDAMENTAL
                                                           FIXED-INCOME FUND

                                                              High-Yield
                                                         Municipal Bond Series


                                                             FUNDAMENTAL
                                                    Fundamental Family of Funds
                                                   ----------------------------

Left column

                          FUNDAMENTAL FIXED-INCOME FUND
                              90 Washington Street
                            New York, New York 10006
                                 1-800-322-6864




                          This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.